Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000215155 | China Resources Mixc Lifestyle Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215155 | CMOC Group
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215155 | CRRC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215155 | Hongfa Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215155 | Yunnan Aluminium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215155 | Kanzhun
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215155 | King Yuan Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215155 | OmniVision Integrated Circuits Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215155 | MPI
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215155 | Kingboard Laminates Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215155 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000215155 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000215155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000215155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000215155 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215155 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215156 | China Resources Mixc Lifestyle Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215156 | CMOC Group
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215156 | CRRC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215156 | Hongfa Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215156 | Yunnan Aluminium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215156 | Kanzhun
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215156 | King Yuan Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215156 | OmniVision Integrated Circuits Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215156 | MPI
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215156 | Kingboard Laminates Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215156 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000215156 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000215156 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215156 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000215156 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000215156 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215156 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215156 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215156 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215156 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%